Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
Equity awards are made on an annual basis according to a
pre-established
schedule. Annual equity grants under the LTIP are approved at the MDCC’s December meeting with a grant date of January 1. The December meeting is generally scheduled at least one year in advance. Awards to newly-hired and newly-eligible participants are generally made on November 1. For Board-appointed executive officers, the grant date may be as soon as reasonably practicable following the individual’s effective hire date. Service-based restricted stock awards under our Recognition Award Program may be granted on the first day of any month by our senior vice president, chief people and strategy officer (as delegated by the Board), within parameters approved by the MDCC. An award to a Board-appointed executive officer requires approval by the MDCC (or by the independent members of the Board for the CEO).
We do not strategically time long-term incentive awards in coordination with the release of material non-public
information (“MNPI”) and have never had a practice of doing so. We do not currently grant stock options, stock appreciation rights or any similar awards with “option-like” features and therefore have not adopted a policy regarding the timing of any such awards in connection with the disclosure of MNPI of the Company. We have never timed and do not plan to time the release of MNPI for the purpose of affecting the value of executive compensation.
The framework for making grants set forth above minimizes any concern that grant dates could be selectively chosen based upon the release of MNPI and market price at any given time.
Our equity award accounting practices comply with GAAP in the United States a nd
is transparently disclosed in our SEC filings.

Award Timing Method	Equity awards are made on an annual basis according to a pre-established schedule. Annual equity grants under the LTIP are approved at the MDCC’s December meeting with a grant date of January 1.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false